Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Assets
Trading derivative assets	¥ 16,382,000	¥ 15,351,000
Available-for-sale debt securities	26,962,826	31,422,967
Equity securities	5,125,231	6,132,369
Liabilities
Trading derivative liabilities	16,637,000	16,360,000
Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities	18,640,242	23,167,400
Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities	860,618	1,045,991
Foreign government and official institution bonds
Assets
Available-for-sale debt securities	3,429,995	3,302,551
Corporate bonds
Assets
Available-for-sale debt securities	942,023	1,026,468
Residential mortgage-backed securities
Assets
Available-for-sale debt securities	1,173,757	1,229,525
Asset-backed securities
Assets
Available-for-sale debt securities	1,412,655	1,247,146
Other debt securities
Assets
Available-for-sale debt securities	503,536	403,886
Fair Value, Measurements, Recurring
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	37,493,411	34,132,182
Trading derivative assets	16,351,113	15,341,224
Trading loans	38,834	31,542
Available-for-sale debt securities	26,962,826	31,422,967
Equity securities	4,461,067	5,558,620
Other financial assets	2,535,089	2,544,187
Total	87,842,340	89,030,722
Liabilities
Trading securities sold, not yet purchased	96,821	108,213
Trading derivative liabilities	16,752,497	16,471,309
Obligation to return securities received as collateral	6,335,003	7,222,728
Other	477,689	259,101
Total	23,662,010	24,061,351
Fair Value, Measurements, Recurring | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	18,900,000	18,626,261
Trading derivative assets	59,901	90,334
Trading loans	0	0
Available-for-sale debt securities	19,498,699	23,569,981
Equity securities	4,305,959	5,400,634
Other financial assets	820,022	1,175,125
Total	43,584,581	48,862,335
Liabilities
Trading securities sold, not yet purchased	88,055	103,705
Trading derivative liabilities	95,158	117,567
Obligation to return securities received as collateral	5,971,347	6,955,707
Other	0	0
Total	6,154,560	7,176,979
Fair Value, Measurements, Recurring | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	16,352,138	13,463,967
Trading derivative assets	16,140,296	15,099,648
Trading loans	38,834	31,542
Available-for-sale debt securities	7,267,926	7,648,181
Equity securities	63,240	70,172
Other financial assets	1,585,037	1,229,942
Total	41,447,471	37,543,452
Liabilities
Trading securities sold, not yet purchased	8,766	4,508
Trading derivative liabilities	16,550,559	16,261,406
Obligation to return securities received as collateral	309,829	195,622
Other	424,438	192,649
Total	17,293,592	16,654,185
Fair Value, Measurements, Recurring | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,241,273	2,041,954
Trading derivative assets	150,916	151,242
Trading loans	0	0
Available-for-sale debt securities	196,201	204,805
Equity securities	91,868	87,814
Other financial assets	130,030	139,120
Total	2,810,288	2,624,935
Liabilities
Trading securities sold, not yet purchased	0	0
Trading derivative liabilities	106,780	92,336
Obligation to return securities received as collateral	53,827	71,399
Other	53,251	66,452
Total	213,858	230,187
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities	18,640,242	23,167,400
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 1
Assets
Available-for-sale debt securities	17,220,733	21,336,860
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 2
Assets
Available-for-sale debt securities	1,419,509	1,830,540
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities	860,618	1,045,991
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 2
Assets
Available-for-sale debt securities	860,618	1,045,991
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Foreign government and official institution bonds
Assets
Available-for-sale debt securities	3,429,995	3,302,551
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 1
Assets
Available-for-sale debt securities	2,277,966	2,233,121
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 2
Assets
Available-for-sale debt securities	1,152,029	1,069,430
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Corporate bonds
Assets
Available-for-sale debt securities	942,023	1,026,468
Fair Value, Measurements, Recurring | Corporate bonds | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Corporate bonds | Level 2
Assets
Available-for-sale debt securities	937,409	1,021,296
Fair Value, Measurements, Recurring | Corporate bonds | Level 3
Assets
Available-for-sale debt securities	4,614	5,172
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets
Available-for-sale debt securities	1,173,757	1,229,525
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 2
Assets
Available-for-sale debt securities	1,173,742	1,229,510
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 3
Assets
Available-for-sale debt securities	15	15
Fair Value, Measurements, Recurring | Asset-backed securities
Assets
Available-for-sale debt securities	1,412,655	1,247,146
Fair Value, Measurements, Recurring | Asset-backed securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Asset-backed securities | Level 2
Assets
Available-for-sale debt securities	1,269,731	1,114,195
Fair Value, Measurements, Recurring | Asset-backed securities | Level 3
Assets
Available-for-sale debt securities	142,924	132,951
Fair Value, Measurements, Recurring | Other debt securities
Assets
Available-for-sale debt securities	503,536	403,886
Fair Value, Measurements, Recurring | Other debt securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Other debt securities | Level 2
Assets
Available-for-sale debt securities	454,888	337,219
Fair Value, Measurements, Recurring | Other debt securities | Level 3
Assets
Available-for-sale debt securities	48,648	66,667
Fair Value, Measurements, Recurring | Marketable equity securities
Assets
Equity securities	4,369,199	5,470,806
Liabilities
Contractual sale restriction equity security	¥ 14,902
Fair Value, Measurements, Recurring | Marketable equity securities | Minimum
Liabilities
Contractual sale restriction equity security, remaining period	2 months 12 days
Fair Value, Measurements, Recurring | Marketable equity securities | Maximum
Liabilities
Contractual sale restriction equity security, remaining period	3 years 6 months
Fair Value, Measurements, Recurring | Marketable equity securities | Level 1
Assets
Equity securities	¥ 4,305,959	5,400,634
Fair Value, Measurements, Recurring | Marketable equity securities | Level 2
Assets
Equity securities	63,240	70,172
Fair Value, Measurements, Recurring | Marketable equity securities | Level 3
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities
Assets
Equity securities	91,868	87,814
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 1
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 2
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 3
Assets
Equity securities	91,868	87,814
Fair Value, Measurements, Recurring | Interest rate contracts
Assets
Trading derivative assets	10,409,588	9,505,212
Liabilities
Trading derivative liabilities	11,277,375	10,696,351
Fair Value, Measurements, Recurring | Interest rate contracts | Level 1
Assets
Trading derivative assets	15,339	14,143
Liabilities
Trading derivative liabilities	24,727	30,997
Fair Value, Measurements, Recurring | Interest rate contracts | Level 2
Assets
Trading derivative assets	10,287,267	9,381,056
Liabilities
Trading derivative liabilities	11,168,456	10,594,827
Fair Value, Measurements, Recurring | Interest rate contracts | Level 3
Assets
Trading derivative assets	106,982	110,013
Liabilities
Trading derivative liabilities	84,192	70,527
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets
Trading derivative assets	5,759,501	5,646,664
Liabilities
Trading derivative liabilities	5,278,144	5,535,644
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 1
Assets
Trading derivative assets	5,123	10,473
Liabilities
Trading derivative liabilities	3,024	954
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 2
Assets
Trading derivative assets	5,739,249	5,623,544
Liabilities
Trading derivative liabilities	5,272,762	5,532,241
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 3
Assets
Trading derivative assets	15,129	12,647
Liabilities
Trading derivative liabilities	2,358	2,449
Fair Value, Measurements, Recurring | Equity contracts
Assets
Trading derivative assets	102,600	122,971
Liabilities
Trading derivative liabilities	122,383	158,342
Fair Value, Measurements, Recurring | Equity contracts | Level 1
Assets
Trading derivative assets	39,439	65,718
Liabilities
Trading derivative liabilities	67,407	85,616
Fair Value, Measurements, Recurring | Equity contracts | Level 2
Assets
Trading derivative assets	55,442	48,606
Liabilities
Trading derivative liabilities	54,679	72,337
Fair Value, Measurements, Recurring | Equity contracts | Level 3
Assets
Trading derivative assets	7,719	8,647
Liabilities
Trading derivative liabilities	297	389
Fair Value, Measurements, Recurring | Commodity contracts
Assets
Trading derivative assets	19,833	18,673
Liabilities
Trading derivative liabilities	19,329	18,327
Fair Value, Measurements, Recurring | Commodity contracts | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Commodity contracts | Level 2
Assets
Trading derivative assets	534	391
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Commodity contracts | Level 3
Assets
Trading derivative assets	19,299	18,282
Liabilities
Trading derivative liabilities	19,329	18,327
Fair Value, Measurements, Recurring | Credit derivatives
Assets
Trading derivative assets	58,696	47,195
Liabilities
Trading derivative liabilities	55,141	62,487
Fair Value, Measurements, Recurring | Credit derivatives | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Credit derivatives | Level 2
Assets
Trading derivative assets	57,782	46,047
Liabilities
Trading derivative liabilities	54,643	61,999
Fair Value, Measurements, Recurring | Credit derivatives | Level 3
Assets
Trading derivative assets	914	1,148
Liabilities
Trading derivative liabilities	498	488
Fair Value, Measurements, Recurring | Other
Assets
Trading derivative assets	895	509
Liabilities
Trading derivative liabilities	125	158
Fair Value, Measurements, Recurring | Other | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Other | Level 2
Assets
Trading derivative assets	22	4
Liabilities
Trading derivative liabilities	19	2
Fair Value, Measurements, Recurring | Other | Level 3
Assets
Trading derivative assets	873	505
Liabilities
Trading derivative liabilities	106	156
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	6,408,232	6,673,973
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	5,946,162	6,278,228
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	462,070	395,745
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	116,197	91,683
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	116,197	91,683
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	11,406,314	10,839,573
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	10,637,393	10,170,757
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	768,921	668,715
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	101
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,841,399	2,732,894
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	3,958	8,937
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,724,574	2,723,957
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	112,867	0
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	7,973,417	5,422,286
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	7,973,417	5,422,286
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,777,898	2,726,946
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,315,776	1,374,191
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,462,122	1,352,755
Fair Value, Measurements, Recurring | Debt securities | Other debt securities
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	564,472	539,445
Fair Value, Measurements, Recurring | Debt securities | Other debt securities | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Other debt securities | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	36,299	2,599
Fair Value, Measurements, Recurring | Debt securities | Other debt securities | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	528,173	536,846
Fair Value, Measurements, Recurring | Debt securities | Commercial paper
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,888,753	1,609,441
Fair Value, Measurements, Recurring | Debt securities | Commercial paper | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Commercial paper | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,888,753	1,609,441
Fair Value, Measurements, Recurring | Debt securities | Commercial paper | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Equity securities
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	3,516,729	3,495,941
Liabilities
Investment securities valued at net asset value	265,182	264,458
Unfunded commitments	215,142	134,429
Fair Value, Measurements, Recurring | Equity securities | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,312,487	2,168,339
Fair Value, Measurements, Recurring | Equity securities | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,066,131	1,175,350
Fair Value, Measurements, Recurring | Equity securities | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	138,111	152,252
Fair Value, Measurements, Recurring | Real Estate Funds | Nonmarketable equity securities
Liabilities
Investment securities valued at net asset value	37,064	37,207
Unfunded commitments	0	869
Fair Value, Measurements, Recurring | Private equity and other funds | Nonmarketable equity securities
Liabilities
Investment securities valued at net asset value	55,666	53,324
Unfunded commitments	¥ 250	¥ 250